Significant Accounting Policies and Recent Accounting Pronouncements (Policy)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Principles of Consolidation
Principles
of
Consolidation
:
The
accompanying
consolidated
financial
statements
have
been
prepared in accordance
with U.S. generally
accepted accounting
principles and include
the accounts
of Diana
Shipping Inc.
and its
wholly owned
subsidiaries. All
intercompany balances
and transactions
have
been
eliminated
upon
consolidation.
Under
Accounting
Standards
Codification
(“ASC”)
810
“Consolidation”, the Company consolidates entities in which it has a controlling financial interest, by first
considering
if
an
entity
meets
the
definition
of
a
variable
interest
entity
("VIE")
for
which
the
Company is deemed to be the primary
beneficiary under the VIE model, or if
the Company controls
an
entity
through
a
majority
of
voting
interest
based
on
the
voting
interest
model.
The
Company
evaluates
financial
instruments,
service
contracts,
and
other
arrangements
to
determine
if
any
variable interests relating
to an entity
exist. For entities
in which the
Company has
a variable interest,
the Company determines if the entity
is a VIE by considering whether the
entity’s equity investment
at
risk
is
sufficient
to
finance
its
activities
without
additional
subordinated
financial
support
and
whether the entity’s at-risk equity holders
have the characteristics of controlling financial interest. In performing
analysis
of
whether
the
Company
is
the
primary
beneficiary
of
a
VIE,
the
Company
considers whether
it individually
has the
power to
direct the
activities of
the VIE
that most
significantly
affect the
entity’s performance
and also
has the
obligation to
absorb losses
or the
right to
receive
benefits of
the VIE
that could
potentially be
significant to
the VIE.
If the
Company holds
a variable
interest in
an entity
that previously
was not
a VIE,
it reconsiders
whether the
entity has
become a
VIE.

Use of Estimates
Use
of
Estimates:
The
preparation
of
consolidated
financial
statements
in
conformity
with
U.S.
generally accepted accounting
principles requires management
to make estimates and
assumptions
that
affect
the
reported
amounts
of
assets
and
liabilities,
the
disclosure
of
contingent
assets
and
liabilities at
the date of
the financial
statements, and
the reported
amounts of
revenues and
expenses
during the reporting period. Actual results may differ from those estimates.

Other Comprehensive Income
Other
Comprehensive
Income:
The
Company
records
certain
transactions
directly
within
stockholders’
equity
when
required
by
U.S.
GAAP
and
presents
them
separately
from
results
of
operations.
Other
comprehensive
income/(loss)
is
reported
in
a
separate
statement
of
comprehensive income
and includes
items that
are not
recognized in
net income.
The Company’s
components
of
other
comprehensive
income/(loss)
include
translation
adjustments
arising
from
equity method investments whose
functional currency is
not the US
Dollar,
and actuarial gains and
losses and other adjustments related to the Company’s defined benefit plan.

Foreign Currency Translation
Foreign Currency Translation: The functional currency of the Company is the U.S. dollar because the
Company’s
vessels operate
in
international shipping
markets,
and therefore
primarily transact
business
in
U.S.
dollars.
The
Company’s
accounting
records
are
maintained
in
U.S.
dollars.
Transactions
involving
other
currencies
during
the
year
are
converted
into
U.S.
dollars
using
the
exchange rates in effect at
the time of the
transactions. At the balance
sheet dates, monetary assets
and liabilities which are denominated in other currencies are translated into U.S. dollars at the year-
end exchange rates.
Resulting gains or losses
are included in other
operating income/ (loss) in
the
accompanying consolidated statements of income.

Cash, Cash Equivalents, Time Deposits and Restricted Cash
Cash,
Cash Equivalents,
Time
Deposits and
Restricted Cash:
The Company
considers highly
liquid investments, such as time
deposits, certificates of deposit
and similar instruments with
original
maturities
of
three
months
or
less,
to
be
cash
equivalents.
Time
deposits
with
original
maturities
greater than three months are
presented separately as time deposits.
As of December 31, 2025
and
2024, time deposits with original maturities greater than three months amounted to $ 0 and $
63,500 ,
respectively. During 2025 and 2024, the
Company placed new time deposits with maturities greater
than
three
months
of
$
20,000
and
$
63,500
,
respectively,
and
deposits
of
$
83,500
and
$
40,000 ,
respectively,
matured.
Restricted
cash
primarily
consists
of
cash
balances
that
the
Company
is
required
to
maintain
under
its
loan
facilities
(Note
8)
as
compensating
cash
balances.
These
restricted amounts are not available for general use but
are not pledged as collateral. In addition, as
of
December
31,
2025,
restricted
cash,
current
amounting
to
$
53,750
,
consists
of
loan
proceeds
drawn during the
year maintained in
a pledged account
in order to
reduce the loan’s
margin (Note 8).

Accounts Receivable, Trade
Accounts Receivable,
Trade:
Accounts receivable,
trade, consist of
receivables from charterers
for
hire earned
under operating
lease agreements,
net of
provisions for
doubtful accounts,
if any. At
each
balance
sheet
date,
the
Company
evaluates
all
outstanding
receivables
individually
to
assess
whether collection is
probable. If collection
of a
receivable is not
probable, the
Company records a
provision
for
doubtful
accounts
to
reduce
the
carrying
amount
of
the
receivable
to
the
amount
expected to be collected. Receivables that are determined to be uncollectible are written off against the
provision
for
doubtful
accounts
(if
one
exists)
or
directly
to
expense
when
identified.
As
of
December 31, 2025 and 2024 there was no
provision for doubtful accounts. The Company does not
recognize interest income on trade receivables as all balances are settled within a year.

Inventories
Inventories:
Inventories consist
of lubricants,
victualing stores,
and, when
applicable, bunkers
on
board vessels that
are not under employment
at the balance
sheet date. Inventories are
measured
at
the
lower
of
cost
or
net
realizable
value,
in
accordance
with
ASC
330.
Net
realizable
value
represents the estimated
selling price in
the ordinary course
of business, less
reasonably predictable
costs of disposal and transportation. When
evidence indicates that net realizable
value is lower than
cost, the difference is
recognized as a loss
in earnings in
the period identified.
Inventory write-downs
are not reversed
in subsequent
periods. Cost
is determined
using the first-in,
first-out method
(FIFO).
Amounts removed from inventory are also determined by the
first-in, first-out method.

Vessel Cost
Vessel
Cost
: Vessels
are stated
at cost
which consists
of the
contract price
and any
capitalizable
expenditures
incurred
upon
acquisition
or
during
construction,
less
accumulated depreciation
and
impairment, if any. Expenditures for conversions and major improvements are also capitalized when
they appreciably extend the life, increase the
earning capacity or improve the efficiency
or safety of
the vessels; otherwise,
these amounts are charged to expense as incurred. Interest incurred during
the
assets'
construction
period,
that
theoretically
could
have
been
avoided
if
expenditure
for
the
assets
had
not
been
made,
is
also
capitalized.
The
capitalization
rate,
applied
on
accumulated
expenditures for
the vessel,
is based
on interest
rates applicable
to outstanding
borrowings of
the
period.

Vessels held for sale
Vessels held
for sale:
A long-lived asset classified
as held for
sale is measured at
the lower of its
carrying amount or fair value less cost to sell when the respective held for sale criteria are met. The asset is
not depreciated
while it
is classified
as held
for sale.
The fair
value less
cost to
sell of
an
asset held for
sale is assessed
at each reporting period
it remains classified as
held for sale.
If the
plan to sell the
asset changes, the asset is
reclassified as held and used,
measured at the lower of
its carrying amount
before it was
classified as held
for sale,
adjusted for any
depreciation expense
that would have been
recognized had the asset
been continuously classified as
held and used and
its fair value at the date of the
subsequent decision not to sell. As of December 31,
2025 and 2024,
none of the Company’s vessels met the criteria to be classified as held for sale.

Sale and leaseback
Sale
and
leaseback:
The
Company
accounts for
sale
and
leaseback transactions
in
accordance
with ASC
842-40. As
seller-lessee, the
Company first
evaluates whether
the transfer
of the
vessel
qualifies as a sale under
ASC 606. For a sale
to have occurred, the control
of the vessel would need
to be transferred to the
buyer and the buyer would need
to obtain substantially all the benefits
from
the use of the asset. Sale and
leaseback transactions, which include
an obligation for the Company,
as
seller-lessee,
to
repurchase
the
vessel,
or
other
situations
where
the
leaseback
would
be
classified as a finance
lease are determined
to be failed sales
under ASC 842-40.
In such cases,
the
Company does not derecognize the vessel
from its balance sheet. The
proceeds received from the
buyer-lessor are
recognized as
a financial
liability,
which is
subsequently measured in
accordance
with
the
applicable
guidance
for
such
liabilities.
No
gain
or
loss
is
recognized
at
the
time
of
the
transaction, and the vessel continues to be depreciated over its remaining useful life.

Property and equipment
Property and equipment:
The Company owns the
land and building where
its offices are
located.
The Company also owns other plots
acquired for office use (Note 7). Land is stated at cost, and it is not
subject to
depreciation. The
building has
an estimated
useful life
of
55 years
with
no
residual
value. Furniture, office equipment and vehicles have a useful life of 5 years , except for a car owned by the Company, which has a
useful life of
10 years
. Computer software
and hardware have
a useful
life of three years . Depreciation is calculated on a straight-line basis.

Impairment of Long-Lived Assets
Impairment of
Long-Lived Assets:
Long-lived assets
are reviewed
for impairment
whenever events
or
changes
in
circumstances
(such
as
market
conditions,
obsolescence
or
damage
to
the
asset,
potential sales and
other business plans)
indicate that the
carrying amount of
an asset may
not be
recoverable.
For
impairment
testing
purposes,
each
vessel
together
with
its
associated
deferred
costs is
considered a
single asset
group. When
impairment indicators are
identified, the
Company
compares
the
carrying
amount
of
the
asset
group
with
the
estimated
undiscounted
projected
net
operating cash flows expected to result from the use
of the asset group over its remaining useful
life
and its
eventual disposition.
If the
carrying amount
exceeds the
undiscounted cash
flows, the
carrying
amount
of
the
asset
group
is
considered
not
recoverable
and
is
written
down
to
its
fair
value,
determined primarily through third-party valuations.
For
vessels,
the
Company
estimates
undiscounted
net
operating
cash
flows
by
considering
the
historical and projected vessel performance and utilization.
A significant assumption in this analysis
is the
estimate of
future time
charter rates
for the
unfixed days,
using the
most recent
10 -year average
of
historical 1
year time
charter rates,
net of
commissions, available
for each
vessel class.
These
estimated time charter rates reflect
the Company’s chartering strategy,
vessel operating history per
vessel class
and at least one
full shipping cycle, where
applicable. When a full
10 -year history is not
available,
the average
1 year
time charter
rate of
the available
period is
used.
Additional assumptions
include contracted charter rates
for fixed days
based on existing time
charter contracts,
anticipated
vessel
operating
expenses,
scheduled
vessel
maintenance
costs,
fleet
utilization
levels,
and
estimated
residual
values
based
on
scrap
rates.
Assumptions
are
in
line
with
the
Company’s
historical
performance
and
its
expectations
for
future
fleet
utilization
under
its
current
fleet
deployment strategy.
The undiscounted
projected net
operating cash
flows are
compared with
the
carrying
amount
of
the
vessel,
including
its
unamortized
deferred
costs.
If
the
carrying
amount
exceeds the undiscounted cash flows, the vessel is written down to its fair value, and the difference
is recognized as an impairment loss.
During
2025,
2024
and
2023,
no
impairment
loss
was
identified
or
recorded
for
the
Company’s
vessels.
For
the
Company’s
building,
recoverability
is
assessed
by
comparing
the
carrying
amount
to
undiscounted
projected
cash
flows,
which
are
estimated
based
on
the
market
rent
the
Company
would
expect
to
pay
to
lease
comparable
premises
over
the
building’s
remaining
useful
life.
No
impairment
loss
was
identified
or
recorded
for
2025,
2024
and
2023
and
the
Company
has
not
identified
any
facts
or
circumstances that
would require
the
write
down
of
the
value
of
its
land
or
building.

Vessel Depreciation
Vessel Depreciation:
Depreciation is calculated
using the
straight-line method over
the estimated
useful life of
the vessels, after
considering the estimated
salvage (scrap) value.
The salvage value
of
a
vessel
is
estimated
as
the
product
of
its
lightweight
tonnage
and
the
applicable
scrap
value.
Management estimates
the useful
life of
the Company’s vessels
to be
25 years
from the date
of initial
delivery from
the shipyard.
Second-hand vessels are
depreciated from the
date of
their acquisition
through their
remaining estimated
useful life.
When newly
adopted regulations
restrict the
vessel’s
ability to trade on a worldwide basis, the vessel’s remaining useful life is revised as of the date such regulations
are
adopted.
Effective July 1, 2023, the Company reassessed the scrap rate used in determining salvage values. Based on the average demolition prices across major markets during the preceding 15 years, the Company increased the estimated scrap rate. This change in estimate resulted in higher salvage values,
lower depreciation expense and higher operating income. For the period from July
1, 2023
to December 31,
2023, net
income and basic
and diluted
earnings per share
increased by $ 3,773
and $
0.04 , respectively.

Deferred Costs
Deferred Costs
: The
Company follows
the deferral
method of
accounting for
dry-docking and
special
survey costs. Under
this method, actual
costs incurred are
capitalized and amortized on
a straight-
line basis
over the
period through the
date the
next scheduled
survey is
expected to
become due.
Unamortized deferred
dry-docking or
special survey
costs related
to vessels
that are
sold or
impaired
are written off
and included in
the determination of the
gain or loss
on the vessel’s
sale (Note 6)
or
impairment.

Financing Costs
Financing
Costs
:
Fees
and
costs
incurred
in
connection
with
obtaining
new
loans,
refinancing
existing loans, issuing bonds, or amending existing debt agreements are deferred and presented as
a contra-liability to
the related debt
in accordance with
ASC 835-30. These
amounts are amortized
to
interest and
finance costs
over
the
life
of the
related financing
arrangement using
the
effective
interest
method.
Fees
paid
for
undrawn
loan
facilities
are
deferred
and
are
amortized
on
a
straight-line basis over the commitment period, which approximates the effective interest method. If
a debt
transaction is
accounted for
as a
debt extinguishment under
ASC 470-50,
any unamortized
deferred
financing
costs
related
to
the
repaid
or
extinguished
debt
are
written
off
in
the
period
of
extinguishment and included
in gain/loss on
debt extinguishment. If
a refinancing is
accounted for as
a modification,
unamortized fees
continue to
be amortized
over the
revised term
of the
debt. Loan
commitment fees
are expensed
as incurred
unless they
relate to
financing obtained
for vessels
under
construction,
in
which
case
they
are
capitalized
as
part
of
the
vessels’
construction
cost
in
accordance with ASC 835-20.

Accounting for Revenues and Expenses
Accounting for
Revenues and
Expenses:
The Company
enters into
short-
to medium-term
time
charter agreements, under which
the charterer pays a
fixed daily rate. Charter
hire is usually paid
15
days in
advance. Revenues
from time
charter agreements
constitute operating
leases under
ASC
842. A time charter contract contains a lease because (i) each vessel is an identifiable asset, (ii) the
owner of the vessel does not have substantive
substitution rights, and (iii) the charterer
has the right
to control the
use of the
vessel during
the charter period
and obtains substantially
all of the
economic
benefits from
such
use. Each
time
charter agreement,
including consecutive
agreements with
the
same charterer,
is accounted for
as a separate
lease. The lease term
includes the non-cancellable
period
of
the
charter
plus
any
charterer
extension
options
that
the
Company
concludes
are
reasonably certain to be exercised. Under a time charter,
the charterer pays a daily hire rate for the
use
of
the
vessel
and
reimburses
the
owner
of
the
vessel
for
hold
cleanings,
extra
insurance
premiums for
trading in
restricted areas,
and charterer-caused
damages.
Time
charter revenue
is
recognized as
operating lease income
on a
straight-line basis over
the lease
term, as
the services
are provided. The Company elected the lessor practical expedient under
ASC 842-10-15-42A not to
separate the lease
and non-lease components (such
as operation and maintenance
of the vessel),
because the timing and
pattern of transfer are
the same, and the
lease component is predominant.
Charterers typically
pay port
charges, canal
expenses and
bunkers directly
to
third
parties. When
such costs are
for the
Company’s account,
they are
recorded in
voyage expenses.
Voyage expenses
also
include
commissions
on
time
charter
revenues
and
gains
or
losses
arising
from
bunkers
on
redelivery and
delivery of
vessels between
consecutive
time charters.
The Company
may earn
ballast
bonus when
a charterer
reimburses the
Company for
repositioning a
vessel. The
Company evaluates
each contract
to determine
whether the
bonus is
part of
the lease
consideration (recognized
on a
straight-line basis
over the
lease term)
or represents
a separate
service component
accounted for
under ASC 606,
recognized when the repositioning
service is performed. The
Company,
as lessor,
bears
the
costs
of
operating
and
maintaining
the
vessel,
including
crew,
insurance,
spares
and
repairs,
which are
recorded as
vessel operating
expenses. Deferred
revenue represents
amounts
collected
in
advance
of
providing
services
under
time
charter
agreements
and
is
recognized
in
revenue as the related services are performed.

Repairs and Maintenance
Repairs and
Maintenance:
All repair
and maintenance
expenses including underwater
inspection
expenses are expensed in the year incurred. Such costs are included in vessel operating expenses
in the accompanying consolidated statements of income.

Earnings / (loss) per Common Share
Earnings / (loss)
per Common Share:
Basic earnings /
(loss) per common
share is computed
by
dividing net
income /
(loss) available
to common
stockholders by
the weighted
average number
of
common
shares outstanding
during
the
year.
Shares that
are
contingently issuable
for
little
or
no
cash consideration are included in basic earnings / (loss) per share as of the date that all necessary
conditions have been
satisfied. Diluted
earnings per common
share reflects the
potential dilution
that
could occur if securities or other contracts to issue common stock were exercised.

Segmental Reporting
Segmental Reporting: The Company operates under one reportable segment, the operation of dry bulk
vessels. The
Company’s management,
including its
Chief
Executive Officer,
who is
the
chief
operating decision
maker (“CODM”),
reviews operating
results solely
by the
consolidated revenue
and consolidated
operating results
of the
fleet. The
CODM does
not use
discrete financial
information
to evaluate the
operating results for each type
of charter or vessel
but is instead regularly
provided
with only the consolidated expenses as noted on
the face of the consolidated statements of income.
The measure of segment assets is reported
on the balance sheet as total consolidated assets.
The
CODM
assesses
performance
for
the
vessel
operations
segment
and
decides
how
to
allocate
resources based
on consolidated
net income.
Net income
is used
to monitor
budget versus
actual
results
of
the
Company.
The
Company’s
consolidated financial
results
are
used
in
assessing
the
performance of the
segment and in
deciding whether
to reinvest profits
in the Company. Additionally,
the vessels do not
operate in specific geographic areas,
as they trade worldwide;
they do not trade
in
specific
trade
routes,
as
their
trading
(route
and
cargo)
is
dictated
by
the
charterers;
and
the
Company does
not evaluate
the operating
results for
each type
of dry
bulk vessels
(i.e. Panamax,
Capesize
etc.)
for
the
purpose
of
making
decisions
about
allocating
resources
and
assessing
performance.

Fair Value Measurements
Fair Value
Measurements
: The
Company classifies and
discloses its
assets and
liabilities carried
at fair
value in
one of the
following categories: Level
1: Quoted
market prices in
active markets for
identical assets
or liabilities;
Level 2:
Observable market-based
inputs or
unobservable inputs
that
are corroborated by market data; Level 3:
Unobservable inputs that are not corroborated by
market
data.

Share Based Payments
Share
Based
Payments:
The
Company
grants
restricted
share
awards,
which
are
classified
as
equity awards under ASC 718.
Restricted share awards are measured at
their grant-date fair value
and
are
not
subsequently
re-measured.
The
related
compensation
cost
is
recognized
on
a
straight-line basis over
the requisite service
period (generally the
vesting period), which
represents
the
period
during
which
the
employees
must
provide
service
in
order
to
earn
the
awards.
No
compensation cost
is recognized
for awards for
which employees
do not render
the requisite service,
unless otherwise
determined by
the Board
of Directors.
Forfeitures of
awards are
accounted for
when
and if they occur. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the
fair value of the modified award over the
fair value of the original award
immediately before the modification. Compensation expense related to
share-based payments
is
recorded
in
general
and
administrative expenses
in
the
consolidated
statements of income.

Equity method investments
Equity method
investments:
Investments in
entities in
which the
Company has
significant influence,
but does
not control,
are accounted
for under
the equity
method of
accounting in
accordance with
ASC 323. Significant
influence is generally
presumed to exist
when the Company
owns 20% or
more
of the voting
interests, unless
such influence can
be clearly demonstrated
not to exist.
Equity method
investments
are
initially
recorded
at
cost
(or
at
fair
value
if
such
measurement
results
from
a
deconsolidation
event)
and
are
subsequently
adjusted
to
reflect
the
Company’s
share
of
the
investee’s earnings
or losses
after the
date of
acquisition. The
Company records
its share
of investee
earnings or losses in
income/(loss) from equity method investments
in the consolidated statements
of income.
Dividends received,
if any, reduce
the carrying
amount of
the investment
and are
recorded
as receivables when declared.
When the Company’s share
of losses reduces
the carrying amount
of
an equity method
investment to zero,
the Company ceases
recognizing additional losses,
unless it
has committed
to provide
further financial
support to
the investee.
The Company
evaluates equity
method investments for impairment whenever events or changes in circumstances indicate that the
carrying amount
may not
be recoverable.
Evidence of
a loss
in value
might include
absence of
an
ability
to
recover
the
carrying
amount
of
the
investment
or
inability
of
the
investee
to
sustain
an
earnings
capacity
that
would
justify
the
carrying
amount
of
the
investment.
If
the
fair
value
of
an
investment
declines
below
its
carrying
value
and
the
decline
is
determined
to
be
other
than
temporary,
the investment is
written down to
its fair value
and the impairment
loss is recognized
in
earnings. For
equity method
investments for
which the
Company has
elected the
fair value
option
under ASC 825, the investment is measured at fair value, and subsequent changes in fair value are recognized in gain/(loss) on related party
investments in the consolidated statements
of income. For
investees whose
functional currency
is not
the U.S.
dollar,
the
Company records
foreign currency
translation
adjustments
arising
from
its
share
of
the
investee’s
equity
in
other
comprehensive
income/(loss) as part of the cumulative translation adjustment.

Shares repurchased and retired
Shares repurchased
and retired:
The Company’s
common shares
repurchased are
immediately
cancelled
and
the
Company reduces
its
share capital
by
the
par
value
of
the
shares retired.
The
excess of the
repurchase cost of the
shares over par value
is recorded as a
reduction of additional
paid-in capital, in accordance with ASC 505-30-30, Treasury Stock.

Financial Instruments, credit losses
Financial Instruments, credit
losses
: The
Company evaluates its
financial assets
individually for
credit losses and presents such assets in the net amount expected to be collected on such financial asset. When financial assets present similar risk characteristics, these are evaluated on a collective basis.
When
developing
an
estimate
of
expected
credit
losses, the
Company
considers
available
information relevant
to assessing
the collectability
of cash
flows such
as internal
information, past
events, current
conditions and
reasonable and
supportable forecasts.
No
credit losses
were identified
and recorded in 2025, 2024 and 2023.

Financial Instruments, Investment-Equity Securities, Recognition and Measurement
Financial
Instruments,
Investments
in
Equity
Securities
:
Equity
investments
with
readily
determinable fair values
are initially recognized
at transaction price
and subsequently measured
at
fair
value
with
changes
in
fair
value
recognized
in
net
income,
in
accordance
with
ASC
321.
For
equity
securities
without
a
readily
determinable
fair
value,
the
Company
has
elected
the
measurement alternative
in ASC
321-10-35-2, under
which such
investments are
carried at
cost, less
impairment, and adjusted
for observable price
changes in orderly transactions
for the identical
or a
similar investment of
the same issuer.
When observable price
changes occur,
the carrying amount
is
adjusted
to
fair
value
as
of
the
date
of
the
transaction,
with
the
corresponding
gain
or
loss
recognized
in
earnings. At
each
reporting
date,
the
Company
reassesses
whether
an
investment
continues
to
qualify
for
the
measurement
alternative.
The
Company
may
irrevocably
elect
to
subsequently measure
an equity security
at fair value,
with changes
recognized in earnings,
at which
point the investment is
no longer eligible for
the measurement alternative. The
Company evaluates
equity securities
measured under
the measurement
alternative for
impairment whenever
events or
circumstances
indicate
that
the
investment’s
fair
value
may
be
less
than
its
carrying
amount.
Indicators
of
impairment
include,
but
are
not
limited
to,
significant
deterioration
in
the
investee’s
financial condition, adverse
changes in its
industry or market environment,
or a decline
in its ability
to
continue
as
a
going
concern.
If
an
impairment
is
identified,
the
Company
estimates
the
investment’s fair value, and
any difference between the
carrying amount and
fair value is recognized
as an impairment loss in earnings.

Contracts in Entity's Equity
Contracts
in
entity’s
equity:
The
Company
evaluates
contracts
that
may
be
settled
in
the
Company’s
common
shares,
including warrants
and
pre-funded
warrants, under
the
guidance of
ASC 480 and ASC 815-40
to determine whether such instruments should be
classified as equity or
as
liabilities.
The
Company
first
assesses
whether
the
contract
is
within
the
scope
of
ASC
480,
including
instruments
that
are
mandatorily
redeemable,
require
the
issuer
to
repurchase
its
own
shares for cash, or embody an
unconditional obligation to deliver
cash. Instruments within the scope
of
ASC
480
are
classified
as
liabilities.
If
ASC
480
does
not
require
liability
classification,
the
Company evaluates
the instrument
under ASC
815-40. The
Company considers
whether the
contract
(i)
is
indexed
to
the
Company’s
own
stock
and
(ii)
meets
the
equity
classification
criteria
in
ASC
815-40-25. These
criteria require,
among other
things, that
the Company
has sufficient
authorized
and
unissued
shares
available
for
settlement;
settlement
in
unregistered
shares
is
permitted;
the
contract
contains
a
fixed
or
explicitly
limited
number
of
shares
for
settlement;
there
are
no
requirements
for
net
cash
settlement
under
any
circumstances
outside
the
Company’s
control,
including failure to make
SEC filings; and there
are no cash-settled top-off,
penalty,
or make-whole
provisions.
Instruments
that
meet
both
the
indexation
and
equity
classification
conditions
are
classified in
equity.
Instruments that
do
not meet
these
criteria
are
classified as
liabilities and
are
remeasured
at
fair
value
through
earnings
at
each
reporting
date.
In
assessing
warrants
and
pre-funded warrants,
the Company
also analyzes
whether the
instruments meet
the definition
of a
derivative under
ASC 815
and whether
any embedded
features would
require bifurcation.
If derivative
accounting is not required and the criteria for equity classification are met, the warrant is accounted
for
as
an
equity-classified instrument,
and
no
bifurcation of
embedded features
is
performed. For
warrants classified as liabilities, subsequent changes in fair value are recognized in earnings.

Guarantees
Guarantees:
Guarantees issued by
the Company,
other than those
that guarantee the
Company’s
own
performance,
are
recognized
at
fair
value
at
the
time
the
guarantee
is
issued,
or
upon
the
deconsolidation of a subsidiary. The initial fair value
represents the obligation
undertaken to perform
under the guarantee.
After initial recognition,
the guarantee liability
is subsequently amortized
over
the
term
of
the
guarantee
or
until
it
is
extinguished. If,
at
any
time,
it
becomes
probable
that
the
Company will
be required
to perform
under a
guarantee and
the amount
of the
loss is
reasonably
estimable, the Company will record an additional liability,
recognized separately from the guarantee
liability. Certain guarantees are excluded from the initial
fair value recognition requirement,
including
a
parent’s
guarantee of
a
subsidiary’s
debt to
a third
party when
both entities
are under
common
control. For
such guarantees,
no liability
is recorded
and the
Company provides
disclosures
regarding
the nature and terms of the guarantee.

Derivative instruments
Derivative instruments:
Derivative instruments
are recognized on
the consolidated balance
sheets
as
either assets
or
liabilities measured
at
fair
value.
Changes in
the
fair
value
of
a
derivative are
recognized either in other comprehensive income (“OCI”),
to the extent the derivative
is designated
and qualifies
as a
hedging instrument,
or in
earnings if
hedge accounting
is not
applied. The
Company
has not
designated any
derivative instruments
as hedging
instruments under
ASC 815.
Derivative
assets and liabilities are not
offset unless the requirements
for offsetting under ASC 210-20
are met.

New Accounting Pronouncements
New Accounting Pronouncements
In November
2024, the
FASB
issued
ASU 2024-03, “Income
Statement
-
Reporting
Comprehensive
Income
-
Expense
Disaggregation
Disclosures
(Subtopic 220-40):
Disaggregation
of
Income
Statement
Expenses”.
The
standard
is
intended
to
require
more
detailed
disclosure
about
specified
categories
of
expenses (including employee compensation, depreciation,
and amortization) included in certain expense
captions presented on
the face
of the
income statement. This
ASU is effective
for fiscal
years beginning
after December
15,
2026, and
for
interim
periods
within
fiscal
years
beginning
after December
15,
2027. Early
adoption
is
permitted.
The
amendments may be
applied
either
prospectively
to
financial
statements issued
for reporting
periods after
the effective
date of
this ASU
or retrospectively
to all
prior
periods presented
in the
financial statements.
The Company
is currently
assessing the
impact this
standard
will have on its consolidated financial statements.
In
July
2025,
the
FASB
issued
ASU
No.
2025-05,
“Financial
Instruments—Credit
Losses
(Topic
326):
Measurement of Credit Losses
for Accounts Receivable
and Contract Assets”. The
ASU 2025-05 provides
a practical expedient
that all entities
may elect to
use when estimating
expected credit losses for
current
accounts receivable and current
contract assets arising from
transactions accounted for
under ASC 606,
Revenue from
Contracts with
Customers, by
allowing them
to
assume that
current conditions
as of
the
balance sheet date will not change for the remaining life of the asset. ASU 2025-05 is effective for annual reporting periods beginning after
December 15, 2025, and
interim reporting periods within
those periods,
with early
adoption permitted.
The Company
is currently
evaluating the
impact that
the adoption
of ASU
2025-05 will have on its consolidated financial statements and related disclosures.
In
December
2025,
the
FASB
issued
ASU
2025-11,
Interim
Reporting
(Topic
270):
Narrow-Scope
Improvements,
which
clarifies
the
navigability
and
applicability
of
interim
reporting
guidance
under
US
GAAP and
adds a
new disclosure
principle for
interim periods.
The amendments
are not
intended to
change
the
fundamental
nature
of
interim
reporting
or
expand
or
reduce
substantive
interim
disclosure
requirements. The ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027
for public business
entities and after December 15,
2028 for entities other
than
public business
entities, with
early adoption
permitted. The
Company is
currently evaluating
the impact
that
adopting this update may have on its consolidated financial statement disclosures.
In
December
2025
the
FASB
issued
ASU
No.
2025-12
to
clarify,
correct errors
in
or
make
other
improvements to a broad range of topics
in the Accounting Standards Codification
(“ASC”), including ASC
260,
Earnings
Per
Share;
ASC
325,
Investments
—
Other;
and
ASC
958,
Not-for-Profit
Entities.
The
guidance is
effective for
all entities
for annual
reporting periods
beginning after
15 December
2026, and
interim periods within those annual periods. Early adoption is permitted. Entities are required to apply the
amendments to ASC
260 retrospectively to
each prior reporting
period presented in
the period of
adoption.
Entities
can
apply
all
other
amendments
in
the
period
of
adoption
either
(1)
prospectively
to
all
new
transactions
recognized
on
or
after
the
date
that
the
entity
first
applies
the
amendments
or
(2)
retrospectively to
the
beginning of
the
earliest comparative
period presented,
with an
adjustment to
the
opening
balance
of
retained
earnings
(or
other
appropriate
components
of
equity
or
net
assets
in
the
statement of financial position) as of the beginning of the earliest comparative period presented. An entity may elect
the transition
method on
an issue-by-issue
basis (except
for the
ASC 260
amendments). The
Company is currently
assessing the impact
this standard will
have on its
consolidated financial
statements.